Employee benefits - Pension and other post-employment benefits - Additional Information (Detail) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of employee benefits [line items]
Plan assets, fair value of our debt securities	$ 32	$ 57
Dividends received on our common shares held in plan assets	$ 4	$ 4
Common shares [member]
Disclosure of employee benefits [line items]
Number of our common shares included in plan assets	1	1
Plan assets, fair value of our common shares	$ 96	$ 104
Foreign defined benefit plans [member] | Investments and other [member]
Disclosure of employee benefits [line items]
Asset allocation of defined benefit pension plans, Percentage of total plan assets	38.00%	40.00%
Defined benefit pension plans [member]
Disclosure of employee benefits [line items]
Asset allocation of defined benefit pension plans, Percentage of total plan assets	100.00%	100.00%
Defined benefit pension plans [member] | Canada [member]
Disclosure of employee benefits [line items]
Remeasurement gains (losses) recorded in OCI	$ 7	$ (1,102)
Defined benefit pension plans [member] | Foreign countries [member]
Disclosure of employee benefits [line items]
Remeasurement gains (losses) recorded in OCI	$ (7)	$ (20)
Defined benefit pension plans [member] | Equity securities [member] | Canada [member]
Disclosure of employee benefits [line items]
Asset allocation of defined benefit pension plans, Percentage of total plan assets	9.00%	10.00%
Defined benefit pension plans [member] | Equity securities [member] | Foreign countries [member]
Disclosure of employee benefits [line items]
Asset allocation of defined benefit pension plans, Percentage of total plan assets	24.00%	22.00%
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member] | Equity securities [member] | Canada [member]
Disclosure of employee benefits [line items]
Asset allocation of defined benefit pension plans, Percentage of total plan assets	34.00%	33.00%
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member] | Equity securities [member] | Foreign countries [member]
Disclosure of employee benefits [line items]
Asset allocation of defined benefit pension plans, Percentage of total plan assets	20.00%	16.00%
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member] | Debt securities [member] | Canada [member]
Disclosure of employee benefits [line items]
Asset allocation of defined benefit pension plans, Percentage of total plan assets	44.00%	47.00%
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member] | Debt securities [member] | Foreign countries [member]
Disclosure of employee benefits [line items]
Asset allocation of defined benefit pension plans, Percentage of total plan assets	42.00%	44.00%
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member] | Investments and other [member] | Foreign countries [member]
Disclosure of employee benefits [line items]
Asset allocation of defined benefit pension plans, Percentage of total plan assets	22.00%	20.00%
Defined benefit and contribution pension plans [member]
Disclosure of employee benefits [line items]
Contributions to pension plans (defined benefit and defined contribution plans) and other post-employment benefit plans	$ 1,024	$ 551
Estimated contributions to pension plans and other post-employment benefit plans	455
Defined benefit and contribution pension plans [member] | Canada [member]
Disclosure of employee benefits [line items]
Service costs for pension plans	363	293
Net interest expense (income) for pension plans	14	(21)
Defined benefit and contribution pension plans [member] | Foreign countries [member]
Disclosure of employee benefits [line items]
Service costs for pension plans	4	5
Net interest expense (income) for pension plans	1	(1)
Other post employment benefit plan [member]
Disclosure of employee benefits [line items]
Contributions to pension plans (defined benefit and defined contribution plans) and other post-employment benefit plans	63	$ 72
Estimated contributions to pension plans and other post-employment benefit plans	$ 82